Cover	Dec. 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2024
Entity File Number	001-36589
Entity Registrant Name	WILHELMINA INTERNATIONAL, INC.
Entity Central Index Key	0001013706
Entity Tax Identification Number	74-2781950
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5420 Lyndon B Johnson Freeway
Entity Address, Address Line Two	Box #25
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	(214)
Local Phone Number	661-7488
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	WHLM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false